General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Schedule of general and administrative expenses
	Year Ended December 31,
	2019	2018	2017
	(U.S. dollars in thousands)

Legal fees	$2,752	$3,756	$2,741	*
Professional services fees	1,149	1,532	2,126
Salaries and related expenses	631	518	620
Stock-based compensation	110	39	-
Revoke of customer advances, net of associated expenses	(511)	-	-
Others	687	658	529

	$4,818	$6,503	$6,016

*	The 2017 legal fees include a deduction of $2.0 million legal fees refund in connection with the 2016 directors and officers insurance policy based on a settlement agreement.